UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSSION
                            FORM 24F-2
                           Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

         Read instructions at end of Form before
preparing Form.  Please print or type.

1. Name and address of issuer:

   MORGAN STANLEY FINANCIAL SERVICES TRUST
   Two World Trade Center, 70th Floor
   New York, NY 10048


2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not liX






3.       Investment Company Act File Num
333-16177



         Securities Act File Number:
811-7927


4(aLast day of the fiscal year for which this Form is filed:
 May 31, 2001




4(b     Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)






4(c     Check box if this is the last time
the issuer will be filing this Form.








5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):
 $198,592,998.53

   (ii) Aggregate price of securities redeemed or repurchased during the fiscal y
$ 149,638,096.94

   (iii)  Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:
 $         0.00

   (iv)  Total available redemption credits
[add Items 5(ii) and 5(iii) $(149,638,096.94)

   (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
   [subtract Item 5(iv) from Item 5(i)]:
$ 48,954,901.59


   (vi)  Redemption credits available for use in future ye
0.00
         -- if Item 5(i) is less than 5(iv) [subtract Item
         5(iv) from Item 5(i)]:


   (vii)  Multiplier for determining registration fee (See
x         0.00025
          Instruction C.9):

   (viii) Registration fee due [multiply Item 5(v) by Item
  =     12,238.73
           5(vii)] (enter "0" if no fee is due):

6. Prepaid Shares:

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule
24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______.
If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due - if this Form is being filed more
than 90 days after the end of the issuer's fiscal year
   (see Instruction D):
+          0.00


8. Total of the amount of the registration fee due
 plus any interest due [line 5(viii) plus line 7]:
=     12,238.73


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
 July 6, 2001

         Method of Delivery:

                    x      Wire Transfer

                           Mail or other means






   This report has been signed below
by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and T /s/  Barry Fink
                           Barry Fink
                           Vice President

   Date  July 9, 2001

                    *Please print the name and title of
the signing officer below the signature.